Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 22.6	€ 29.1
Loans and borrowings	2,142.3	2,198.3
Borrowings	2,164.9	2,227.4
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	6.7	8.5
Loans and borrowings	1,333.5	1,347.4
Lease Liabilities | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	22.3	22.6
Lease Liabilities | Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	44.3	58.3
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	41.9	9.4
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(6.4)	(2.0)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(25.4)	(5.7)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ (10.1)	€ (1.7)